EVENTS DURING THE PERIOD (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
SCHEDULE OF FAIR VALUE OF CONVERTIBLE FEATURE USING VALUATION ASSUMPTIONS

Fair value of the warrants immediately before the change:

Fair value of the warrants	A Warrant	B Warrant
Expected volatility (%)	150.5%	158.7%
Risk-free interest rate (%)	0.04%	0.08%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	0.18	1.18
Conversion price	0.26	0.31
Underlying share price (U.S. dollars)	0.07	0.07
Fair value (U.S. dollars in thousands)	3	121

Fair value of the warrants immediately after the change:

Fair value of the warrants	A Warrant	B Warrant
Expected volatility (%)	158.7%	158.7%
Risk-free interest rate (%)	0.08%	0.22%
Expected dividend yield	0.0%	0.0%
Contractual term (years)	1.18	2.18
Conversion price	0.1	0.1
Underlying share price (U.S. dollars)	0.07	0.07
Fair value (U.S. dollars in thousands)	211	274

Warrant [Member]
Short-Term Debt [Line Items]
SCHEDULE OF FAIR VALUE DATA AND ASSUMPTIONS OF WARRANTS

The following are the data and assumptions used:

Warrants A
Dividend yield	0%
Risk-free interest rate	0.96%
Expected term (years)	2.5
Volatility	159.70%
Share price (U.S. dollars)	0.025
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	119

Warrants B
Dividend yield	0%
Risk-free interest rate	1.18%
Expected term (years)	3.5
Volatility	159.70%
Share price (U.S. dollars)	0.025
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	136

Warrant One [Member]
Short-Term Debt [Line Items]
SCHEDULE OF FAIR VALUE DATA AND ASSUMPTIONS OF WARRANTS

The following are the data and assumptions used:

Warrants A
Dividend yield	0%
Risk-free interest rate	3.13%
Expected term (years)	2
Volatility	153.1%
Share price (U.S. dollars)	0.012
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	50

Warrants B
Dividend yield	0%
Risk-free interest rate	3.14%
Expected term (years)	3
Volatility	148.6%
Share price (U.S. dollars)	0.012
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	64

Warrant Two [Member]
Short-Term Debt [Line Items]
SCHEDULE OF FAIR VALUE DATA AND ASSUMPTIONS OF WARRANTS

The following are the data and assumptions used:

Warrants A
Dividend yield (%)	0%
Risk-free interest rate (%)	2.97%
Expected term (years)	5
Volatility	152.9%
Share price (U.S. dollars)	0.02
Exercise price (U.S. dollars)	0.05
Fair value of the warrants (U.S. dollars in thousands)	98

Conversion Feature [Member]
Short-Term Debt [Line Items]
SCHEDULE OF FAIR VALUE OF CONVERTIBLE FEATURE USING VALUATION ASSUMPTIONS

The scenario in which the convertible loan would be converted prior to its maturity (scenario 1) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

CITRINE GLOBAL, CORP.

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (unaudited)

	January 5, 2022	September 30, 2022
Dividend yield (%)	0%	0%
Risk-free interest rate (%)	0.65%	4.06%
Expected term (years)	1.57	1.08
Volatility	154.86%	123.94%
Share price (U.S. dollars)	0.025	0.021
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	56	21

	January 5, 2022	September 30, 2022
Dividend yield (%)	0%	0%
Risk-free interest rate (%)	0.40%	3.92%
Expected term (years)	0.99	0.25
Volatility	158%	123.30%
Share price (U.S. dollars)	0.025	0.021
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature U.S. dollars in thousands)	40	2

Fair Value Proportional Allocation [Member]
Short-Term Debt [Line Items]
SCHEDULE OF FAIR VALUE OF DEBT

Based on the above, the fair value proportion allocation as of January 5, 2022 was as follows:

January 5, 2022 (US dollars in thousands)
Conversion Component	$48
Warrants	100
Convertible Notes	32
Total	$180

Conversion Feature One [Member]
Short-Term Debt [Line Items]
SCHEDULE OF FAIR VALUE OF CONVERTIBLE FEATURE USING VALUATION ASSUMPTIONS

The scenario in which the convertible loan would be converted prior to its maturity (scenario 1) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

	September 30, 2022
	June 15, 2020 convertible loans	April 1, 2021 convertible loans
Dividend yield	0%	0%
Risk-free interest rate	4.06%	4.06%
Expected term (years)	1.08	1.08
Volatility	123.94%	123.94%
Share price (U.S. dollars)	0.021	0.021
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	173	40
	September 30, 2022
	June 15, 2020 convertible loans	April 1, 2021 convertible loans
Dividend yield	0%	0%
Risk-free interest rate	3.92%	3.92%
Expected term (years)	0.25	0.25
Volatility	123.3%	123.3%
Share price (U.S. dollars)	0.021	0.021
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	21	5

Conversion Feature Two [Member]
Short-Term Debt [Line Items]
SCHEDULE OF FAIR VALUE OF CONVERTIBLE FEATURE USING VALUATION ASSUMPTIONS

The scenario in which the convertible loan would be converted prior to its maturity (scenario 1) was estimated by the appraiser using the Black-Scholes option pricing model, to compute the fair value of the derivative and to market the fair value of the derivative at each balance sheet date. The following are the data and assumptions used as of issuance dates and as of the balance sheet date:

	July 15, 2022	September 30, 2022
Dividend yield	0%	0%
Risk-free interest rate	3.12%	4.06%
Expected term (years)	1	1.08
Volatility	146.4%	123.9%
Share price (U.S. dollars)	0.012	0.021
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	6	13

	July 15, 2022	September 30, 2022
Dividend yield	0%	0%
Risk-free interest rate	2.86%	3.92%
Expected term (years)	0.46	0.25
Volatility	125.9%	123.3%
Share price (U.S. dollars)	0.012	0.021
Exercise price (U.S. dollars)	0.05	0.05
Fair value of the conversion feature (U.S. dollars in thousands)	1	1

Fair Value Proportional Allocation One [Member]
Short-Term Debt [Line Items]
SCHEDULE OF FAIR VALUE OF DEBT	Based on the above, the fair value proportion allocation as of July 15, 2022 was as follows:
July 15, 2022 (US dollars in thousands)
Conversion Component	$4
Warrants	55
Convertible Notes	41
Total	$100